CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 74.0	$ 2.4
Accounts receivable	395.4	341.3
Contract assets	174.9	168.4
Amounts receivable from affiliated corporations	12.7	13.7
Income taxes		13.7
Inventories	94.3	98.5
Other current assets	129.0	138.4
Total current assets	880.3	776.4
Non-current assets
Property, plant and equipment	2,879.5	3,100.1
Intangible assets	1,351.4	1,336.7
Goodwill	538.1	515.0
Right-of-use assets	111.3	85.5
Derivative financial instruments	353.7	388.8
Investments	1,595.0	1,595.0
Promissory note to the parent corporation	160.0	160.0
Other assets	250.3	113.2
Total non-current assets	7,239.3	7,294.3
Total assets	8,119.6	8,070.7
Current liabilities
Bank indebtedness		7.1
Accounts payable, accrued charges and provisions	608.0	585.9
Amounts payable to affiliated corporations	67.9	66.5
Income taxes	59.1
Deferred revenue	275.7	304.1
Current portion of lease liabilities	32.0	29.4
Total current liabilities	1,042.7	993.0
Non-current liabilities
Long-term debt	4,111.5	4,240.2
Subordinated loan from the parent corporation	1,595.0	1,595.0
Lease liabilities	110.3	84.8
Derivative financial instruments	28.4
Deferred income taxes	790.6	809.5
Other liabilities	252.6	226.7
Total non-current liabilities	6,888.4	6,956.2
Equity
Capital stock	1,015.6	1,008.8
Deficit	(721.8)	(839.1)
Accumulated other comprehensive loss	(105.7)	(48.7)
Equity attributable to the shareholder	188.1	121.0
Non-controlling interests	0.4	0.5
Total equity	188.5	121.5
Commitments, contingencies and subsequent event
Total liabilities and equity	$ 8,119.6	$ 8,070.7